STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
Stock option activity
	Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2015	57,407	$18.425	$1,057,725
Granted	-	-	-
Exercised	-	-	-
Forfeitures	(6,499)	(21.403)	(139,098)
Outstanding as of September 30, 2016	50,908	18.045	918,627
Granted	-	-	-
Exercised	-	-	-
Forfeitures	(35,504)	(19.507)	(692,568)
Outstanding as of September 30, 2017	15,404	14.675	226,059
Granted	530,000	0.250	132,500
Exercised	-	-	-
Forfeitures	(10,668)	14.719	(157,020)
Outstanding as of June 30, 2018	534,736	$0.377	$201,539

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2015	57,407	$18.425	1,057,725
Granted	-	-	-
Exercised	-	-	-
Forfeitures	(6,499)	(21,403)	(139,098)
Outstanding as of September 30, 2016	50,908	18.045	918,627
Granted	-	-	-
Exercised	-	-	-
Forfeitures	(35,504)	(19.507)	(692,568)
Outstanding as of September 30, 2017	15,404	$14.675	$226,059

Stock options outstanding and exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exercisable	Exercisable	Exercisable
0.25	530,000	4.86	$0.250	-	$-
13.500	1,334	0.50	13.50	1,334	13.50
15.000	3,402	0.79	15.00	2,068	15.00
	534,736	4.83	$0.377	3,402	$14.41

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exercisable	Exercisable	Exercisable
13.500	3,334	2.75	$13.500	3,334	$13.50
15.000	12,238	1.52	15.000	7,570	15.00
	15,572	1.78	$14.679	10,904	$14.54